RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.	RELATED PARTY TRANSACTIONS

Related party debt consisted of the following:

	November 30, 2021	May 31, 2021

Due to Frangipani Trade Services (1)	$753,273	$903,927
Due to employee (2)	45,000	60,000
Due to employee (3)	99,994	149,996
	898,267	1,113,923
Less: current portion	(198,933)	(397,975)
	$699,334	$715,948

(1)	Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest; provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)	On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.

(3)	On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.

Consulting Agreements

Unique entered into a Consulting Services Agreement on May 29, 2020 for a term of three years with Great Eagle Freight Limited (“Great Eagle” or “GEFD”), a Hong Kong Company (the “Consulting Services Agreement”) where the Company pays $500,000 per year until the expiration of the agreement on May 28, 2023. The fair value of the services was determined to be less than the cash payments and the difference was recorded as Contingent Liability on the consolidated balance sheets and amortized over the life of the agreement. Unique paid $250,000 during the year ended May 31, 2021, and amortized balances were $424,002 and $565,338 as of November 30, 2021 and May 31, 2021, respectively.

The Company utilizes financial reporting services from the firm owned and controlled by David Briones, a member of the Board of Directors. The service fees are $5,000 per month. Total fees were $15,000 and none for three months ended November 30, 2021 and 2020, respectively. Total fees were $30,000 and none for six months ended November 30, 2021 and 2020, respectively.

Accounts Receivable - trade and Accounts Payable - trade

Transactions with related parties account for $39,565,861 and $54,899,638 of accounts receivable and accounts payable as of November 30, 2021, respectively compared to $1,274,250 and $10,839,224 of accounts receivable and accounts payable as of May 31, 2021.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the three and six months ended November 30, 2021, these transactions represented $0.3 million and $0.8 million of revenue, respectively.

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the three and six months ended November 30, 2020, these transactions represented $0.6 million and $1.2 million of revenue, respectively.

Direct costs are services billed to the Company by related parties for shipping activities. For the three and six months ended November 30, 2021, these transactions represented $29.3 million and $101.2 million of total direct costs, respectively.

Direct costs are services billed to the Company by related parties for shipping activities. For the three and six months ended November 30, 2020, these transactions represented $23.2 million and $27.6 million of total direct costs, respectively.

8.	RELATED PARTY TRANSACTIONS

As part of the UL HK Transaction and related transactions, the Company assumed the following debt due to related parties:

	May 31, 2021	May 31, 2020

Due to Frangipani Trade Services (1)	$903,927	$959,303
Due to Unique Logistics Hong Kong (“UL HK”) (2)	-	325,000
Note Payable UL HK(3)	-	5,000,000
Due to employee (4)	60,000	90,000
Due to employee (5)	149,996	200,000
	1,113,923	6,574,303
Less: current portion	(397,975)	(6,380,975)
	$715,948	$193,328

(1)	Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest; provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)	Due to Unique Logistics Holding Limited (“ULHK”) is non-interest bearing and due within 12 months from the date of acquisition. On February 19, 2021, the Company and UL HK agreed to reduce an existing $325,000 note assumed by the Company in the May 29, 2020 acquisition (Note 2). The settlement amount of $310,452 was accounted for as a measurement period adjustment and resulted in a reduction to goodwill. See Note 4.

(3)	On May 29, 2020, the Company entered into a $5,000,000 note payable with UL HK as part of the ULUS acquisition. The loan bears a zero percent interest rate and has a maturity of 180 days from the date of the note. On November 12, 2020, the Company amended the note with UL HK in order to (i) extend the maturity date from November 25, 2020 to May 18, 2021, (ii) begin monthly payments of $833,333 commencing on December 18, 2020, (iii) change the interest rate to one-half percent (0.5%) per month and (iv) provide the Company the right to prepay the outstanding liability in whole or in part. Pursuant to the amendment, if the Company should default on the note, UL HK has the option to convert the outstanding principal and interest into shares of common stock of the Company. Upon the earlier of (i) a default in the monthly payment of principal or interest due and owing under the loan or, (ii) in the event that any outstanding balance of the loan remains outstanding as of May 31, 2021, UL HK at its option may convert the principal and interest then outstanding into an amount of shares of common stock of the Company equal to 0.2125% of the then outstanding common stock of the Company on a fully diluted basis for every $25,000 of the outstanding principal balance plus accrued but unpaid interest of this loan outstanding on the date of such conversion, provided, however, that the UL HK shall not be permitted to convert the loan in the event that such conversion would provide the UL HK more than 34% of the Company’s issued and outstanding common stock when including and aggregating all prior conversions of the loan. As of May 31, 2021, the note was paid in full.

(4)	On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest bearing payments of $2,500 from the date of closing.

(5)	On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest bearing payments of $5,556 from the date of closing.

Consulting Agreements

On May 29, 2020, in connection with the Management Buyout Transaction, Unique entered into a Consulting Services Agreement for a term of three years with Great Eagle Freight Limited (“Great Eagle” or “GEFD”), a Hong Kong Company (the “Consulting Services Agreement”). Pursuant to the Consulting Services Agreement, GEFD will provide Unique with logistics services, agents management services, support services, accounting and financial controls support, software, and IT support. Great Eagle will also provide the Company with strategic introductions and negotiations with new customers. The Company shall pay to GEFD $500,000 per year until the expiration of the agreement on May 28, 2023. The fair value of the services was determined to be less than the cash payments and the difference was recorded as Contingent Liability on the consolidated balance sheets and amortized over the life of the agreement. Unique paid $250,000 during the year ended May 31, 2021, and amortized balances were $565,338 and $848,010 as of May 31, 2021, and 2020, respectively.

The Company utilizes a financial reporting firm owned and controlled by David Briones, a member of our Board of Directors. The service fees are $5,000 per month. Total fees were $60,000 and none for years ended May 31, 2021 and the period October 28, 2019 (Inception) through May 31, 2020, respectively.

Security Deposit

FTS provides Importer of Record (“IOR”) services to the Company’s customers on behalf of the Company. Pursuant to the IOR agreement with the Company, FTS maintains a Customs Bond in order to continue the agreed upon IOR services. In addition, FTS requires a security deposit which will be utilized by FTS to settle any charges, penalties or tax assessments incurred when performing IOR services for the Company. As of May 31, 2021 and 2020, the security deposit was $175,000.

Accounts Receivable - trade and Accounts Payable - trade

Transactions with related parties account for $1,274,250 and $10,839,224 of accounts receivable - trade and accounts payable – trade as of May 31, 2021, respectively, and $1,321,473 and $4,171,839 of accounts receivable – trade and accounts payable – trade as of May 31, 2020, respectively.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the year ended May 31, 2021, these transactions represented $2,355,214 of revenue.

Direct costs are services billed to the Company by related parties for shipping activities. For the year ended May 31, 2021, these transactions represented $54,898,109 of total direct costs.